Deferred revenue (Details Textual) ¥ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Deferred Revenue Arrangement [Line Items]
Deferred Revenue		¥ 1,609,787	¥ 140,000
Yusheng Holdings Limited [Member]
Deferred Revenue Arrangement [Line Items]
Business Coopertion Term Of Contract	20 years
Deferred Revenue Initially Recognized | $	$ 227.8
Deferred Revenue		¥ 1,510,000